Share based compensation - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jul. 12, 2022 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		¥ 8,974,000	$ 1,229	¥ 3,474,000	¥ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value		0
Share-Based Payment Arrangement, Expense		8,974,000		3,474,000	0
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		¥ 8,939,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		3 years 1 month 6 days	3 years 1 month 6 days
Share-based compensation expense		¥ 7,334,000		2,122,000	0
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		¥ 1,322,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years 4 months 24 days	2 years 4 months 24 days
Share-Based Payment Arrangement, Expense		¥ 1,640,000		¥ 1,352,000	¥ 0
2022 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of Shares outstanding as measured as of the last trading day	1.00%
Award, Expiration Period	10 years
Maximum aggregate number of shares that may be issued under the Plan | shares	6,500,000
Maximum number of shares increase under the plan for future issuance | shares	1,350,000
2022 Share Incentive Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period | shares		199,998	199,998